Certain Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2016
Balance Sheet Related Disclosures [Abstract]
Property, Plant And Equipment

Property, plant and equipment of the following at December 31, 2016 and 2015 (in millions):

	CEQP		CMLP
	December 31,		December 31,
	2016	2015	2016	2015
Gathering systems and pipelines and related assets	$639.4	$1,075.7	$782.3	$1,218.5
Facilities and equipment	1,328.3	1,505.9	1,513.4	1,691.0
Buildings, land, rights-of-way, storage rights and easements	315.4	833.4	319.1	837.1
Vehicles	45.7	46.3	44.0	44.6
Construction in process	85.9	114.5	85.9	114.5
Base gas	—	32.0	—	32.0
Salt deposits	120.5	120.5	120.5	120.5
Office furniture and fixtures	20.2	19.4	20.3	19.5

	2,555.4	3,747.7	2,885.5	4,077.7
Less: accumulated depreciation and depletion	457.8	436.9	587.1	552.0

Total property, plant and equipment, net	$2,097.6	$3,310.8	$2,298.4	$3,525.7

Schedule of Intangible Assets, Future Amortization Expense

Estimated amortization of our intangible assets for the next five years is as follows (in millions):

	CEQP	CMLP
Year Ending December 31,
2017	$53.7	$50.6
2018	43.6	42.2
2019	41.9	41.9
2020	41.9	41.9
2021	41.9	41.9